Segment Information (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Segment Reporting Information [Line Items]
Total revenue	$ 3,114	$ 3,127	$ 3,188	$ 3,194	$ 3,182	$ 3,081	$ 3,099	$ 3,020	$ 12,623	$ 12,382	$ 11,377
Income before income taxes									2,998	2,627	2,310
Other disclosures [Abstract]
Depreciation on vehicles subject to operating leases	923	894	894	924	998	936	986	1,053	3,635	3,973	4,254
Interest expense	1,073	1,081	1,114	1,121	1,032	989	997	912	4,389	3,930	3,175
Provision for credit losses	107	$ 93	$ 63	$ 33	136	$ 127	$ 69	$ 94	296	426	469
Net finance receivables and net investment in operating leases	141,976				146,263				141,976	146,263	142,664
Total assets	161,426				162,209				161,426	162,209	160,443
Operating Segments [Member]
Segment Reporting Information [Line Items]
Total revenue									12,623	12,382	11,377
Income before income taxes									2,860	2,701	2,209
Other disclosures [Abstract]
Depreciation on vehicles subject to operating leases									3,635	3,973	4,254
Interest expense									4,371	3,936	3,175
Provision for credit losses									296	426	469
Net finance receivables and net investment in operating leases	150,190				154,876				150,190	154,876	150,501
Total assets	161,426				162,209				161,426	162,209	160,443
Operating Segments [Member] | Americas [Member]
Segment Reporting Information [Line Items]
Total revenue									10,795	10,358	9,571
Income before income taxes									2,365	2,132	1,694
Other disclosures [Abstract]
Depreciation on vehicles subject to operating leases									3,592	3,934	4,209
Interest expense									3,685	3,183	2,483
Provision for credit losses									260	361	397
Net finance receivables and net investment in operating leases	119,498				121,712				119,498	121,712	116,496
Total assets	125,647				126,354				125,647	126,354	122,095
Operating Segments [Member] | Europe [Member]
Segment Reporting Information [Line Items]
Total revenue									1,183	1,160	981
Income before income taxes									352	382	320
Other disclosures [Abstract]
Depreciation on vehicles subject to operating leases									43	39	45
Interest expense									340	283	257
Provision for credit losses									25	20	28
Net finance receivables and net investment in operating leases	25,630				26,028				25,630	26,028	24,957
Total assets	30,050				27,804				30,050	27,804	28,204
Operating Segments [Member] | Asia Pacific [Member]
Segment Reporting Information [Line Items]
Total revenue									645	864	825
Income before income taxes									143	187	195
Other disclosures [Abstract]
Depreciation on vehicles subject to operating leases									0	0	0
Interest expense									346	470	435
Provision for credit losses									11	45	44
Net finance receivables and net investment in operating leases	5,062				7,136				5,062	7,136	9,048
Total assets	5,729				8,051				5,729	8,051	10,144
Corporate, Non-Segment [Member]
Segment Reporting Information [Line Items]
Total revenue									0	0	0
Income before income taxes									138	(74)	101
Other disclosures [Abstract]
Depreciation on vehicles subject to operating leases									0	0	0
Interest expense									18	(6)	0
Provision for credit losses									0	0	0
Net finance receivables and net investment in operating leases	(8,214)				(8,613)				(8,214)	(8,613)	(7,837)
Total assets	$ 0				$ 0				$ 0	$ 0	$ 0